Equity Investments (Tables)	12 Months Ended
Mar. 31, 2026
Investments, All Other Investments [Abstract]
Schedule of Equity Investments
A summary of the components of equity investments is as follows:

	As of
(in millions)	March 31, 2026	March 31, 2025
Equity method investments under fair value option	$148	$300
Equity investments in publicly listed companies	96	98
Equity method investments under equity method	13	16
Non-marketable equity securities	130	151
Total equity investments	$387	$565
Income (loss) from equity investments, net is as follows:

	Fiscal Year Ended March 31,
(in millions)	2026	2025	2024
Equity investments in publicly listed companies	$(6)	$43	$—
Equity method investments (1)	(5)	(274)	(17)
Non-marketable equity securities (includes NAV)	25	(6)	(3)
Total income (loss) from equity investments, net	$14	$(237)	$(20)
(1)Includes equity method investments where the Company elected the fair value option, including those under the net asset value (“NAV”) practical expedient, along with investments accounted for under the equity method.

Schedule of Equity Method Investments
Details of the Company’s equity method investments as of March 31, 2026 are as follows:
Investments under equity method of accounting:

Name	Ownership Interest %
Arm IOT Fund LP (Taiwan)	25.8%
Accelerator Advisory Limited(1)	16.1%
HOPU-ARM Holding Company Limited(2)	10.0%
DeepTech Labs Fund 1 LP	37.0%
Socratic Partners I LP	3.2%
(1)    The Company’s investment in Accelerator Advisory Limited entitles the Company representation on the board of directors by virtue of the right to appoint one of four members of the board of directors. Accordingly, the Company has the ability to exercise significant influence over the operating and financial policies of Accelerator Advisory Limited.
(2)    The Company’s investment in HOPU-ARM Holding Company Limited entitles the Company to a 10% equity interest in HOPU-ARM Holding Company Limited and representation on the board of directors by virtue of the right to appoint one of three members of the board of directors. Accordingly, the Company has the ability to exercise significant influence over the operating and financial policies of HOPU-ARM Holding Company Limited.
Investments where fair value option elected (including those under the NAV practical expedient):

Name	Ownership Interest %
Acetone Limited	10.0%
China Walden Ventures Investments II, L.P. —NAV	7.5%
China Walden Ventures Investments III, L.P. —NAV	8.1%
HOPU-ARM Innovation Fund, L.P. —NAV	5.1%
Catapult Ventures I, L.P. —NAV	18.1%

Schedule of Unrealized Gain (Loss) on Investments
The components of gains and (losses), which primarily include unrealized gains and losses on non-marketable securities inclusive of those measured under the NAV practical expedient, are as follows:

	Fiscal Year Ended March 31,
(in millions)	2026	2025	2024
Observable price adjustments on non-marketable equity securities (includes NAV)	$25	$(2)	$—
Impairment of non-marketable equity securities	—	(4)	(3)
Total income (loss) from equity investments in non-marketable securities, net	$25	$(6)	$(3)

Schedule of Realized Gain (Loss) on Investments
The components of gains and (losses), which primarily include unrealized gains and losses on non-marketable securities inclusive of those measured under the NAV practical expedient, are as follows:

	Fiscal Year Ended March 31,
(in millions)	2026	2025	2024
Observable price adjustments on non-marketable equity securities (includes NAV)	$25	$(2)	$—
Impairment of non-marketable equity securities	—	(4)	(3)
Total income (loss) from equity investments in non-marketable securities, net	$25	$(6)	$(3)